COMMON STOCK (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Shared issued for services, value	$ 96,787
Stock-based compensation expense	787,358
Proceeds from issuance of common stock, net	$ 0	$ 288,001
Common Stock [Member]
Common stock issued shares		745,778
Proceeds from issuance of common stock, net		$ 288,001
Three Consulting Agreements [Member]
Common stock price per share	$ 0.35
Shared issued for services, value	$ 437,500
Stock-based compensation expense	$ 95,537
Common stock issued shares	1,250,000